Net Income (Loss) Per Common Share (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Earnings Per Share [Abstract]
Computation of Basic and Diluted EPS
The following table illustrates the computation of basic and diluted EPS (in thousands, except per share amounts):

	Three Months Ended June 30,		Six Months Ended June 30,
	2021	2020	2021	2020
Numerator
Income (loss) from continuing operations	$(297,329)	$(3,445)	$(311,065)	$(11,306)
Income (loss) from discontinued operations	(1,612)	(4,466)	(3,027)	(12,704)
Noncontrolling interests’ share in (earnings) loss	96	—	169	—

Net income (loss) attributable to common stockholders	$(298,845)	$(7,911)	$(313,923)	$(24,010)

Denominator
Weighted average shares outstanding, basic and diluted	377,445	323,702	351,695	321,827
Net income (loss) per share attributable to common stockholders
Net income (loss) per common share from continuing operations, basic and diluted	$(0.79)	$(0.01)	$(0.88)	$(0.03)
Net income (loss) per common share from discontinued operations, basic and diluted	$—	$(0.01)	$(0.01)	$(0.04)

The following table illustrates the
computation
of basic and diluted EPS (in thousands, except per share amounts):

	Year Ended December 31,
	2020	2019	2018
Numerator
Income (loss) from continuing operations	$(63,208)	$(114,455)	$(81,179)
Income (loss) from discontinued operations	3,156	(168,285)	(65,338)
Noncontrolling interests’ share in discontinued operations	—	152	(409)

Net income (loss) attributable to common stockholder s	$(60,052)	$(282,588)	$(146,926)

Denominator
Weighted average shares outstanding, basic and diluted	323,462	294,738	250,783
Net income (loss) per share attributable to common stockholders
Net income (loss) per common share from continuing operations, basic and diluted	$(0.20)	$(0.39)	$(0.33)

Net income (loss) per common share from discontinued operations, basic and diluted	$0.01	$(0.57)	$(0.26)

Summary of Weighted-average Potential Shares of Common Stock Were Excluded From Calculation of Diluted Net Income (Loss) Per Share Attributable to Common Stockholders	The following table provides the weighted-average potential shares of common stock that were excluded from the calculation of diluted net income (loss) per share attributable to common stockholders because their effect would have been anti-dilutive (in thousands):

	Six Months Ended June 30,
	2021	2020
Stock options—service only condition	24,542	26,620
Stock options—market and/or performance condition	16,655	18,315
Restricted stock units	881	138
The following table provides the weighted-average potential shares of common stock that were excluded from the calculation of diluted net income (loss) per share attributable to common stockholders because their effect would have been anti-dilutive (in thousands):

	December 31,
	2020	2019	2018
Stock options—service only condition	23,646	23,080	20,005
Stock options—market and performance condition	17,675	15,090	16,470
Restricted stock units	110	185	254